Related Party Balances and Transactions - Schedule of Sales to Related Parties (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Related Party Transaction [Line Items]
Sales to related parties		¥ 5,449		¥ 0		¥ 21,722
Hunan Qindao Network Media Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Sales to related parties		5,449
Hangzhou Yihong Advertisement Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties		0	[1]	0	[1]	17,659
Hangzhou Alimama Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties	[1]	0		0		2,309
Guangzhou Aijiuyou Informational Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties	[2]	0		0		1,242
Zhejiang Tmall Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties	[1]					500
Shanghai Xisue Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties	[1]	0
Others [Member]
Related Party Transaction [Line Items]
Sales to related parties		¥ 0		¥ 0		¥ 12

[1]	The sales to related parties represented mobile marketing services provided.
[2]	The sales to related parties represented mobile game revenue generated through those game operating companies.